WARRANTS (Details) - Warrants - $ / shares	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Number Of Warrants Balance, Beginning	0	9,000,000	2,333,000
Number Of Warrants, Cancelled/expired	0	(600,000)	0
Number Of Warrants Balance, Ending	2,333,000	8,746,000	9,000,000
Weighted Average Exercise Price Outstanding Balance, Beginning	$ 0	$ 2.26	$ 0.15
Weighted Average Exercise Price, Issued	0.15	3.76	3.00
Weighted Average Exercise Price, Exercised	0	2.29	0
Weighted Average Exercise Price, Cancelled/expired	0	3.00	0
Weighted Average Exercise Price Outstanding Balance, Ending	$ 0.15	$ 3.37	$ 2.26
Number Of Warrants, Issued	2,333,000	6,855,000	6,667,000
Number Of Warrants, Exercised	0	(6,509,000)	0